Cover Document	Feb. 26, 2020
Cover page.
Entity Central Index Key	0001574774
Title of 12(b) Security	Common Stock, par value $0.001 per share
Entity Address, Address Line One	1000 Cedar Hollow Road
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	BioTelemetry, Inc.
Entity File Number	000-55039
Entity Tax Identification Number	46-2568498
Entity Address, City or Town	Malvern,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	729-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Trading Symbol	BEAT
Security Exchange Name	NASDAQ
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false